Finance Debt - Balance by Type of Finance Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Financing	$ 75,527	$ 84,175
Finance debt, current	5,695	3,667
Finance debt, non-current	69,832	80,508
Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	10,392	16,251
Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	65,135	67,924
Banking market [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	5,349	9,576
Banking market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	23,130	24,124
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,980
Capital market [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	2,905	3,320
Capital market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	37,679	39,627
Development banks [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	2,123	3,346
Development banks [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	40	41
Other Debt [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	15	9
Other Debt [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	237	251
Export Credit Agencies [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 4,049	$ 3,881